Cover	Sep. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-42583
Entity Registrant Name	Sizzle Acquisition Corp. II
Entity Central Index Key	0002030663
Entity Tax Identification Number	37-2148817
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4201 Georgia Avenue
Entity Address, City or Town	NW
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20011
City Area Code	202
Local Phone Number	846-0300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	SZZLU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SZZL
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	SZZLR
Security Exchange Name	NASDAQ